Concentrations and Risks (Tables)	12 Months Ended
Sep. 30, 2023
Concentrations and Risks [Abstract]
Schedule of Single Customers	The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:
	For the fiscal years ended September 30,
	2023	2022	2021
	$	$	$
Amount of the Company’s revenue
Customer A(1)	—	138,921	—
Customer B(2)	—	54,277	—
Customer C(3)	609,218	—	—
Customer D(4)	409,456	—	—
	As of September 30,
	2023	2022
	$	$
Amount of the Company’s accounts receivable
Customer E(5)	—	24,396
Customer F(6)	—	20,668
Customer G(7)	258	—

(1)	Customer A is in the automobile leasing industry.
(2)	Customer B is in the automotive industry
(3)	Customer C is in the automotive industry
(4)	Customer D is in the automotive industry.
(5)	Customer E is in the tires manufacturing industry.
(6)	Customer F is in the retail industry.
(7)	Customer G is in the automotive maintenance industry.
	As of September 30, 2023	As of September 30, 2022
	$	$
Amount of the Company’s accounts payable
Supplier A(8)	490,236	770,758
	For the fiscal years ended September 30,
	2023	2022	2021
	$	$	$
Amount of the Company’s purchase
Supplier A(8)	1,093,750	1,015,106	—

(8)	Supplier A is in the automobile manufacture industry.